UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.1%
COMMON STOCKS—82.4%
ARGENTINA—2.8%
ENERGY EQUIPMENT & SERVICES—2.8%
147,000	Tenaris SA, ADR	$6,504,750

BRAZIL—51.9%
BANKS —9.7%
1,493,970	Banco Bradesco SA	22,129,719

BEVERAGES—3.8%
1,168,830	AMBEV SA	8,731,454

COMMERCIAL SERVICES & SUPPLIES—1.0%
154,200	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,378,581

DIVERSIFIED FINANCIAL SERVICES—1.6%
757,563	BM&F Bovespa SA	3,756,097

FOOD PRODUCTS—1.7%
191,368	BRF SA	3,820,613

HEALTH CARE PROVIDERS & SERVICES—1.4%
831,000	OdontoPrev SA	3,303,490

MACHINERY—1.2%
204,844	WEG SA	2,861,857

METALS & MINING—7.7%
1,277,359	Vale SA, ADR	17,665,875

MULTILINE RETAIL—4.1%
333,096	Lojas Renner SA	9,427,688

OIL, GAS & CONSUMABLE FUELS—3.6%
46,000	Petroleo Brasileiro SA, ADR	604,900
315,000	Ultrapar Participacoes SA, ADR	7,588,350
		8,193,250
PERSONAL PRODUCTS—2.3%
319,000	Natura Cosmeticos SA	5,359,312

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.7%
393,334	Multiplan Empreendimentos Imobiliarios SA	8,393,668

ROAD & RAIL—1.7%
274,050	Localiza Rent a Car SA	4,009,899

SOFTWARE—1.1%
156,000	Totvs SA	2,447,598

SPECIALTY RETAIL—2.1%
397,000	Cia Hering	4,790,595

TEXTILES, APPAREL & LUXURY GOODS—2.3%
432,277	Arezzo Industria e Comercio SA	5,239,144

TOBACCO—1.3%
338,000	Souza Cruz SA	3,068,665

TRANSPORTATION INFRASTRUCTURE—1.6%
289,400	Wilson Sons Ltd., BDR	3,571,265
		119,148,770

See Notes to Portfolio of Investments.

CHILE—6.9%
AIRLINES—0.1%
23,143	Latam Airlines Group SA	$351,086

BANKS —3.3%
11,653,724	Banco de Chile	1,470,595
25,113,969	Banco Santander Chile	1,474,666
199,000	Banco Santander Chile, ADR	4,664,560
		7,609,821
BEVERAGES—0.5%
540,000	Vina Concha y Toro SA	1,112,742

ELECTRIC UTILITIES—0.5%
3,780,000	Enersis SA	1,180,787

INDUSTRIAL CONGLOMERATES—0.1%
18,518	Antarchile SA	246,513

INFORMATION TECHNOLOGY SERVICES—0.6%
592,000	Sonda SA	1,435,806

MULTILINE RETAIL—0.3%
77,000	S.A.C.I. Falabella	680,591

OIL, GAS & CONSUMABLE FUELS—0.6%
98,000	Empresas COPEC SA	1,284,923

PAPER & FOREST PRODUCTS—0.3%
298,570	Empresas CMPC SA	686,568

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
692,000	Parque Arauco SA	1,321,220
		15,910,057
COLOMBIA—3.1%
BANKS —1.6%
268,000	Bancolombia SA	3,661,328

FOOD & STAPLES RETAILING—1.5%
233,901	Almacenes Exito SA	3,520,483
		7,181,811
MEXICO—16.9%
BANKS —4.2%
1,432,097	Grupo Financiero Banorte SAB de CV	9,684,795

BEVERAGES—3.8%
94,402	Fomento Economico Mexicano SAB de CV	8,802,043

FOOD & STAPLES RETAILING—3.4%
1,149,000	Organizacion Soriana SAB de CV*	3,537,957
1,750,000	Wal-Mart de Mexico SAB de CV, Series V	4,168,741
		7,706,698
HOUSEHOLD PRODUCTS—1.6%
1,395,700	Kimberly-Clark de Mexico SAB de CV	3,725,644

TRANSPORTATION INFRASTRUCTURE—3.9%
152,000	Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	4,400,400
38,134	Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	4,676,754
		9,077,154
		38,996,334

See Notes to Portfolio of Investments.

PERU—0.8%
CONSTRUCTION & ENGINEERING—0.8%
99,711		Grana y Montero SA, ADR*	$1,721,012
		Total Common Stocks	189,462,734

PREFERRED STOCKS—16.7%
BRAZIL—16.0%
BANKS—6.1%
945,044		Itau Unibanco Holding SA, ADR, Preferred Shares	14,046,327

METALS & MINING—2.6%
391,800		Bradespar SA, Preferred Shares	3,398,248
213,117		Vale SA, ADR, Preferred Shares	2,653,306
			6,051,554
OIL, GAS & CONSUMABLE FUELS—7.3%
1,201,433		Petroleo Brasileiro SA, ADR, Preferred Shares	16,663,876
			36,761,757
CHILE—0.7%
BEVERAGES—0.5%
318,000		Embotelladora Andina SA, Class B, Preferred Shares	1,151,614

CHEMICALS—0.2%
18,800		Sociedad Quimica y Minera de Chile SA, Class B, Preferred Shares	595,840
			1,747,454
		Total Preferred Stocks	38,509,211

VENTURE CAPITAL—0.0%
GLOBAL—0.0%
2,237,292	(a)	Emerging Markets Ventures I, L.P.*(b)(c)(d)(e)	95,465
		Total Venture Capital	95,465
		Total Long-Term Investments—99.1% (cost $191,328,013)	228,067,410

Par Amount		Description	Value (US$)
SHORT-TERM INVESTMENT—0.7%
BAHAMAS—0.7%
$1,537,000		JPMorgan Chase & Co., overnight deposit, 0.03%, 04/01/2014	1,537,000
		Total Short-Term Investment—0.7% (cost $1,537,000)	1,537,000
		Total Investments—99.8% (cost $192,865,013) (f)	229,604,410
		Other Assets in Excess of Liabilities—0.2%	540,370
		Net Assets—100.0%	$230,144,780

*	Non-income producing security.
(a)	Represents contributed capital.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to portfolio of investments.
(c)	Illiquid security.
(d)	Restricted security, not readily marketable.
(e)	As of March 31, 2014, the aggregate amount of open commitments for the Fund is $262,708.
(f)	See notes to portfolio of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation policies and procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in a venture capital private placement security, which represented 0.04% of the net assets of the Fund as of March 31, 2014. The venture capital private placement security is deemed to be a restricted security. In the absence of readily ascertainable market values, this security is valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although this security may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. This security is categorized as Level 3 investment. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2014

significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments
Venture Capital	$—	$—	$95,465	$95,465
Other	227,971,945	—	—	227,971,945
Short-Term Investment	—	1,537,000	—	1,537,000
Total Investments	$227,971,945	$1,537,000	$95,465	$229,604,410

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended March 31, 2014, there have been no transfers between levels and no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s venture capital holdings are audited financial statements, interim financial statements, capital calls, and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 3/31/14	Valuation Technique	Unobservable Inputs	Range

Venture Capital	$95,465	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$0

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 3/31/2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at 3/31/2014
Venture Capital	$95,465	$—	$—	$—	$—	$—	$—	$—	$95,465	$—
Total	$95,465	$—	$—	$—	$—	$—	$—	$—	$95,465	$—

Below is a chart of the Venture Capital Securities, which as noted above are also considered restricted securities.

			Fair Value	Percent of	Distributions	Open
Security	Acquisition Date(s)	Cost	At 03/31/14	Net Assets	Received	Commitments
Emerging Markets Ventures l, L.P.	01/22/98 - 01/10/06	$785,672	$95,465	0.04	$2,558,766	$262,708
Total		$785,672	$95,465	0.04	$2,558,766	$262,708

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2014

The Fund may incur certain costs in connection with the disposition of the above securities.

(b) Federal Income Tax Cost:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$192,865,013	$51,179,485	$(14,440,088)	$36,739,397

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 20, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 20, 2014